PREPAYMENTS - THIRD PARTIES - Movement of allowance for doubtful accounts (Details) - Non-related party - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PREPAYMENTS - THIRD PARTIES
Balance at beginning of the year	$ 612,546	$ 581,462	$ 2,153,390
Charge to expenses		47,645
Reversal of expenses	(14,912)		(1,243,233)
Writing off of prepayments	(607,163)		(271,269)
Foreign exchange loss (income)	$ 9,529	(16,561)	(57,426)
Balance at end of the year		$ 612,546	$ 581,462